UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (91.5%)
Argentina (7.4%)
Corporate Bonds (4.7%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		$1,180	$1,222
Provincia de Buenos Aires,
BADLAR + 3.83%, 25.33%, 5/31/22 (b)	ARS	18,762	1,098
Provincia de Cordoba,
7.13%, 8/1/27 (a)(c)		$1,640	1,724
7.45%, 9/1/24 (a)	1,610		1,752
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	2,230		2,325
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 25.88%, 6/9/21 (b)	ARS	16,600	962
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		$2,380	2,419
			11,502
Sovereign (2.7%)
Argentina Bonar Bonds,
BADLAR + 3.00%, 23.66%, 10/9/17 (b)	ARS	14,020	813
Argentine Republic Government International Bond,
6.88%, 1/26/27 (c)		$1,950	2,110
7.13%, 7/6/36	720		758
7.13%, 6/28/99 (a)	970		971
7.50%, 4/22/26 (c)	730		822
Republic of Argentina,
2.50%, 12/31/38 (d)	1,750		1,238
			6,712
			18,214
Brazil (5.7%)
Corporate Bonds (2.5%)
Minerva Luxembourg SA,
8.75%, 4/3/19 (a)(e)	1,290		1,364
Petrobras Global Finance BV,
6.13%, 1/17/22	644		694
7.38%, 1/17/27	2,620		2,890
Rumo Luxembourg Sarl,
7.38%, 2/9/24	1,070		1,161
			6,109
Sovereign (3.2%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,988		2,788
6.00%, 4/7/26	4,460		4,962
			7,750
			13,859
Chile (1.9%)
Corporate Bonds (1.4%)
Colbun SA,
4.50%, 7/10/24 (a)	1,372		1,453

Geopark Ltd.,
6.50%, 9/21/24 (a)(c)	850	856
Latam Finance Ltd.,
6.88%, 4/11/24 (a)	1,000	1,060
		3,369
Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21 (c)	1,102	1,178
		4,547
China (3.2%)
Sovereign (3.2%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,740	5,106
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	1,977
3.70%, 6/10/25 (a)	780	807
		7,890
Colombia (1.9%)
Sovereign (1.9%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,562
5.00%, 6/15/45	1,930	1,990
11.75%, 2/25/20	815	1,001
		4,553
Croatia (1.0%)
Sovereign (1.0%)
Croatia Government International Bond,
5.50%, 4/4/23	2,200	2,446

Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	432	484
6.88%, 1/29/26 (a)	1,215	1,389
7.45%, 4/30/44 (a)	666	797
		2,670
Ecuador (1.0%)
Sovereign (1.0%)
Ecuador Government International Bond,
8.75%, 6/2/23 (a)	1,160	1,202
10.75%, 3/28/22 (a)	1,010	1,131
		2,333
Egypt (1.3%)
Sovereign (1.3%)
Egypt Government International Bond,
5.88%, 6/11/25	980	982
6.13%, 1/31/22 (a)	1,320	1,369
7.50%, 1/31/27 (a)	840	916
		3,267

El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond,
6.38%, 1/18/27	1,185	1,178
8.63%, 2/28/29 (a)	760	855
		2,033
Gabon (0.5%)
Sovereign (0.5%)
Republic of Gabon,
6.95%, 6/16/25 (a)	1,200	1,198

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
10.75%, 10/14/30	1,950	2,540

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	890	898

Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	1,360	1,469
8.75%, 12/16/20 (c)	1,030	1,178
		2,647
Hungary (1.8%)
Sovereign (1.8%)
Hungary Government International Bond,
4.00%, 3/25/19	152	157
6.38%, 3/29/21	1,050	1,185
7.63%, 3/29/41 (c)	1,970	3,059
		4,401
India (0.4%)
Corporate Bond (0.1%)
Adani Transmission Ltd.,
4.00%, 8/3/26 (a)(c)	288	290

Sovereign (0.3%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	788
		1,078
Indonesia (9.0%)
Sovereign (9.0%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,809
4.75%, 1/8/26 — 7/18/47(a)	2,140	2,309
5.13%, 1/15/45 (a)	1,530	1,694
5.88%, 1/15/24 (a)	1,200	1,380

5.88%, 1/15/24	4,360	5,015
5.95%, 1/8/46 (a)	1,360	1,671
7.75%, 1/17/38	2,079	2,963
Majapahit Holding BV,
7.75%, 1/20/20	729	815
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,157
6.45%, 5/30/44 (a)	1,720	2,044
		21,857
Iraq (0.5%)
Sovereign (0.5%)
Iraq International Bond,
6.75%, 3/9/23 (a)	1,140	1,136

Jamaica (1.6%)
Corporate Bond (0.5%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,150	1,128

Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25 (c)	380	457
7.88%, 7/28/45	870	1,074
8.00%, 3/15/39 (c)	1,010	1,254
		2,785
		3,913
Kazakhstan (2.6%)
Sovereign (2.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	278	282
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,390	1,403
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	2,100	2,331
KazMunayGas National Co., JSC,
9.13%, 7/2/18	2,180	2,284
		6,300
Lithuania (0.7%)
Sovereign (0.7%)
Lithuania Government International Bond,
6.63%, 2/1/22	950	1,116
7.38%, 2/11/20	500	562
		1,678
Mexico (13.2%)
Corporate Bond (0.6%)
Alfa SAB de CV,
6.88%, 3/25/44	1,340	1,518

Sovereign (12.6%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)(c)	2,250	2,258

Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	46,580	2,545
Mexico City Airport Trust,
5.50%, 7/31/47 (a)(c)	$1,050		1,068
Mexico Government International Bond,
4.15%, 3/28/27		3,409	3,587
4.35%, 1/15/47		1,110	1,082
4.60%, 1/23/46		2,080	2,106
6.05%, 1/11/40		898	1,081
Petroleos Mexicanos,
4.88%, 1/24/22		1,863	1,958
5.63%, 1/23/46		2,000	1,868
6.38%, 1/23/45		2,520	2,570
6.50%, 3/13/27 — 6/2/41		3,500	3,724
6.50%, 3/13/27 (a)		1,240	1,376
6.63%, 6/15/35 — 6/15/38		2,030	2,182
6.75%, 9/21/47 (a)		950	1,013
8.63%, 12/1/23		1,990	2,351
			30,769
			32,287
Mongolia (1.3%)
Sovereign (1.3%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)		640	719
10.88%, 4/6/21		2,170	2,529
			3,248
Nigeria (0.2%)
Sovereign (0.2%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	557

Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)(c)		1,530	1,664
Panama Government International Bond,
4.00%, 9/22/24		1,434	1,534
5.20%, 1/30/20		460	495
8.88%, 9/30/27		263	383
			4,076
Paraguay (1.8%)
Sovereign (1.8%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)		1,580	1,671
4.70%, 3/27/27 (a)		1,120	1,170
6.10%, 8/11/44 (a)		1,420	1,598
			4,439
Peru (2.5%)
Corporate Bond (0.4%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)		960	1,014

Sovereign (2.1%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)		978	1,035
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)		491	504
Peruvian Government International Bond,
6.55%, 3/14/37		1,550	2,093
Petroleos del Peru SA,
4.75%, 6/19/32 (a)		1,440	1,484
			5,116
			6,130
Philippines (2.8%)
Sovereign (2.8%)
Philippine Government International Bond,
3.95%, 1/20/40		3,114	3,233
9.50%, 2/2/30		2,200	3,544
			6,777
Poland (1.3%)
Sovereign (1.3%)
Poland Government International Bond,
3.00%, 3/17/23		1,910	1,958
4.00%, 1/22/24		570	614
5.00%, 3/23/22		470	520
			3,092
Russia (7.5%)
Corporate Bond (0.8%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		2,030	2,031

Sovereign (6.7%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	139,800	2,373
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$12,600		13,472
5.63%, 4/4/42		400	446
			16,291
			18,322
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)(c)		1,140	1,176

Serbia (0.6%)
Sovereign (0.6%)
Republic of Serbia,
7.25%, 9/28/21		1,245	1,439

South Africa (1.2%)
Sovereign (1.2%)
South Africa Government International Bond,
5.88%, 9/16/25	2,600	2,815

Tajikistan (0.5%)
Sovereign (0.5%)
Republic of Tajikistan International Bond,
7.13%, 9/14/27 (a)	1,190	1,167

Turkey (4.8%)
Sovereign (4.8%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	2,100	2,179
Turkey Government International Bond,
3.25%, 3/23/23	3,100	2,955
4.88%, 4/16/43	1,800	1,603
5.63%, 3/30/21	3,600	3,834
6.88%, 3/17/36	1,000	1,131
		11,702
Ukraine (3.7%)
Sovereign (3.7%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)	1,260	1,230
7.75%, 9/1/23 — 9/1/26	7,540	7,858
		9,088
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
5.10%, 6/18/50	1,125	1,190

Venezuela (2.5%)
Sovereign (2.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	15,570	4,764
Venezuela Government International Bond,
7.75%, 10/13/19	2,950	1,335
		6,099
Total Fixed Income Securities (Cost $214,622)		223,062

	No. of Warrants
Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria Bond, 0.00%, expires 11/15/20 (b)(f)	2,250	176
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(f)	5,450	22
Total Warrants (Cost $—)		198

		Shares	Value (000)
Short-Term Investments (8.4%)
Securities held as Collateral on Loaned Securities (4.4%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)		8,828,917	8,829

		Face Amount (000)
Repurchase Agreement (0.8%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $1,822; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $1,858)	$1,822		1,822
Total Securities held as Collateral on Loaned Securities (Cost $10,651)			10,651

		Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $7,213)		7,213,228	7,213

		Face Amount (000)
Nigeria (1.0%)
Sovereign (1.0%)
Nigeria Treasury Bill,
22.45%, 8/16/18 (Cost $2,357)	NGN	1,018,000	2,438
Total Short-Term Investments (Cost $20,221)			20,302
Total Investments (100.0%) (Cost $234,843) Including $14,860 of Securities Loaned (h)(i)(j)			243,562
Liabilities in Excess of Other Assets			(12,379)
Net Assets			$231,183

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)                                               144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                               Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)                                                All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $14,860,000 and $15,203,000, respectively. The Fund received cash collateral of approximately $10,717,000, of which approximately $10,651,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $66,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,486,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)                                               Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.

(e)                                                Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2017.

(f)                                                 Security has been deemed illiquid at September 30, 2017.

(g)                                                The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(h)                                               Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(i)                                                   The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(j)                                                  At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,799,000 and the aggregate gross unrealized depreciation is approximately $5,173,000, resulting in net unrealized appreciation of approximately $8,626,000.

BADLAR         Buenos Aires Deposits of Large Amount Rate.

CMT                                 Constant Maturity Treasury Note Rate.

LIBOR                      London Interbank Offered Rate.

OFZ                                      Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	NGN	904,000	$2,311	8/20/18	$(93)

ARS	—	Argentine Peso
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
RUB	—	Russian Ruble
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	84.2%
Corporate Bonds	11.6
Other**	4.2
Total Investments	100.0	%***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $93,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2017 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,961	$—	$26,961
Sovereign	—	196,101	—	196,101
Total Fixed Income Securities	—	223,062	—	223,062
Warrants	—	198	—	198
Short-Term Investments
Investment Company	16,042	—	—	16,042
Repurchase Agreement	—	1,822	—	1,822
Sovereign	—	2,438	—	2,438
Total Short-Term Investments	16,042	4,260	—	20,302
Total Assets	16,042	227,520	—	243,562
Liabilities:
Foreign Currency Forward Exchange Contract	—	(93)	—	(93)
Total	$16,042	$227,427	$—	$243,469

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017